Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Intangible Assets, Net
Intangible Assets, Net

10. Intangible assets, net

	As of December 31, 2009			As of December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	5,715,938	(2,944,582)	2,771,356	55,192,452	(12,974,987)	42,217,465
Game engine	15,614,496	(3,384,330)	12,230,166	15,149,890	(6,312,453)	8,837,437
Non-compete agreements	27,533,692	(6,195,996)	21,337,696	34,675,400	(13,130,016)	21,545,384
Trade mark	15,030,000	(15,030,000)	—	27,058,383	(15,034,710)	12,023,673
Customer relationship	5,380,000	(5,380,000)	—	7,213,530	(6,755,147)	458,383
Completed game	—	—	—	6,144,570	(2,400,223)	3,744,347
IPR&D	—	—	—	17,204,796	—	17,204,796
Online game product development costs	—	—	—	29,502,827	(985,233)	28,517,594
Others	1,678,490	(1,087,475)	591,015	5,393,000	(1,477,308)	3,915,692

Total	70,952,616	(34,022,383)	36,930,233	197,534,848	(59,070,077)	138,464,771

Amortization expenses for the intangible assets were RMB1,320,022, RMB31,374,058 and RMB25,047,694 for the years ended December 31, 2008, 2009 and 2010, respectively. The accelerated amortization expense resulting from the change in the estimated useful life of certain intangible assets acquired from InterServ recorded during the quarter ended December 31, 2009 was RMB17,459,000 (See Note 2(14)).

The estimated amortization expenses for the above intangible assets for future annual periods:

	For the years ended December 31,
	2011	2012	2013	2014	2015 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	33,852,687	25,973,376	18,892,614	13,478,962	34,452,187